Note 16 - Stock-based Compensation Plans - Options Outstanding and Options Exercisable (Details)	12 Months Ended
Jan. 31, 2019 $ / shares shares
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 21.41
Number of Stock Options, Options Outstanding (in shares) | shares	879,338
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 255 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 19.17
Number of Stock Options, Options Exercisable (in shares) | shares	536,620
Range 1 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 6.87
Range of Exercise Prices, Upper Limit (in dollars per share)	6.87
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 6.87
Number of Stock Options, Options Outstanding (in shares) | shares	20,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	146 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 6.87
Number of Stock Options, Options Exercisable (in shares) | shares	20,000
Range 2 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 11.62
Range of Exercise Prices, Upper Limit (in dollars per share)	11.79
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 11.77
Number of Stock Options, Options Outstanding (in shares) | shares	159,500
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 146 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 11.77
Number of Stock Options, Options Exercisable (in shares) | shares	136,000
Range 3 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 19.02
Range of Exercise Prices, Upper Limit (in dollars per share)	22.94
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 21.52
Number of Stock Options, Options Outstanding (in shares) | shares	427,969
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 292 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 21.05
Number of Stock Options, Options Exercisable (in shares) | shares	302,504
Range 4 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 26.34
Range of Exercise Prices, Upper Limit (in dollars per share)	27.96
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 27.95
Number of Stock Options, Options Outstanding (in shares) | shares	271,869
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	6 years 73 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 27.95
Number of Stock Options, Options Exercisable (in shares) | shares	78,116